Segment Information - Disclosure of Unallocated Operating Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of operating segments [line items]
Change in fair value of contingent consideration (Refer to Note 19)	₨ (169)	$ (2)	₨ (1,300)	₨ (1,671)
IT Services segment [member]
Disclosure of operating segments [line items]
Amortization and impairment expenses on intangible assets (Refer to Note 6)	7,909		11,756	9,954
Change in fair value of contingent consideration (Refer to Note 19)	₨ (169)		₨ (1,300)	₨ (1,671)